Tax reforms Colombia (Summary of Surcharge Rate) (Details) - Colombia [Member] - $ / bbl	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Tax reforms [Line Items]
Surcharge rate		10.00%
Maximum
Disclosure of Tax reforms [Line Items]
Surcharge rate		15.00%
Minimum
Disclosure of Tax reforms [Line Items]
Surcharge rate		0.00%
Less than US$ 67.18 /bbl [Member]
Disclosure of Tax reforms [Line Items]
Surcharge price triggers per barrel	67.18
Surcharge rate	0.00%
US$ 67.18 to US$ 76.39 /bbl [Member]
Disclosure of Tax reforms [Line Items]
Surcharge rate	5.00%
US$ 67.18 to US$ 76.39 /bbl [Member] | Maximum
Disclosure of Tax reforms [Line Items]
Surcharge price triggers per barrel	76.39
US$ 67.18 to US$ 76.39 /bbl [Member] | Minimum
Disclosure of Tax reforms [Line Items]
Surcharge price triggers per barrel	67.18
US$ 76.39 to US$ 79.87 /bbl [Member]
Disclosure of Tax reforms [Line Items]
Surcharge rate	10.00%
US$ 76.39 to US$ 79.87 /bbl [Member] | Maximum
Disclosure of Tax reforms [Line Items]
Surcharge price triggers per barrel	79.87
US$ 76.39 to US$ 79.87 /bbl [Member] | Minimum
Disclosure of Tax reforms [Line Items]
Surcharge price triggers per barrel	76.39
Greater than US$ 79.87 /bbl [Member]
Disclosure of Tax reforms [Line Items]
Surcharge price triggers per barrel	79.87
Surcharge rate	15.00%